Postretirement Plans - Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets (Details) - Pension - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	$ 49,825	$ 67,813
Net Realized and Unrealized Gains/(Losses)	3,756	(13,141)
Ending balance at fair value	48,891	49,825
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	268	198
Net Realized and Unrealized Gains/(Losses)	14	(90)
Net Purchases, Issuances and Settlements	(12)	31
Net Transfers Into/(Out of) Level 3	(44)	129
Ending balance at fair value	226	268
Fixed income | Corporate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	15,095
Ending balance at fair value	17,809	15,095
Fixed income | Corporate | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	70	53
Net Realized and Unrealized Gains/(Losses)	5	(19)
Net Purchases, Issuances and Settlements	(16)	3
Net Transfers Into/(Out of) Level 3		33
Ending balance at fair value	59	70
Fixed income | U.S. government and agencies
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	7,827
Ending balance at fair value	6,822	7,827
Fixed income | U.S. government and agencies | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Net Purchases, Issuances and Settlements	(1)
Ending balance at fair value	1
Fixed income | Mortgage backed and asset backed
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	664
Ending balance at fair value	505	664
Fixed income | Mortgage backed and asset backed | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	162	102
Net Realized and Unrealized Gains/(Losses)	7	(11)
Net Purchases, Issuances and Settlements	10	16
Net Transfers Into/(Out of) Level 3	(18)	55
Ending balance at fair value	161	162
Fixed income | Municipal
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	843
Ending balance at fair value	816	843
Fixed income | Municipal | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	32	29
Net Realized and Unrealized Gains/(Losses)		(14)
Net Purchases, Issuances and Settlements	(5)	9
Net Transfers Into/(Out of) Level 3	(27)	8
Ending balance at fair value		32
Fixed income | Other | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Net Realized and Unrealized Gains/(Losses)	3
Ending balance at fair value	3
Fixed income | Sovereign
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	706
Ending balance at fair value	720	706
Fixed income | Sovereign | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value		9
Net Transfers Into/(Out of) Level 3		(9)
Global equity | Non-U.S. common and preferred stock
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	2,023
Ending balance at fair value	2,204	2,023
Global equity | Non-U.S. common and preferred stock | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value		5
Net Realized and Unrealized Gains/(Losses)		(45)
Net Purchases, Issuances and Settlements		(2)
Net Transfers Into/(Out of) Level 3		42
Real estate and real assets | Real assets | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning balance at fair value	4
Net Realized and Unrealized Gains/(Losses)	(1)	(1)
Net Purchases, Issuances and Settlements		5
Ending balance at fair value	$ 3	$ 4